OTHER ACCRUED LIABILITIES - Conditional Advances (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER ACCRUED LIABILITIES.
2022	€ 6
2023	12
2024	93
2025	93
2026 and thereafter	260
Total	€ 463	€ 1,097